Offsetting Financial Assets and Financial Liabilities	12 Months Ended
Dec. 31, 2022
Disclosure Of Offsetting Of Financial Assets [Line Items]
Offsetting financial assets and financial liabilities
27.
Offsetting financial assets and financial liabilities

Financial assets and liabilities are offset and the net amount is reported in the Consolidated Statement of Financial Position where the Group currently has a legally enforceable right to offset the recognized amounts, and there is an intention to settle on a net basis or realize the asset and settle the liability simultaneously.

The following table presents the recognized financial instruments that are offset as at December 31, 2022 and 2021:

	Effects of offsetting on the Consolidated
	Statements of Financial Position
		Gross amounts	Net amounts
2022	Gross amounts	set off	presented
Financial assets	USD	USD	USD
Cash and cash equivalents	468,092	—	468,092
Financial assets at FVPL	1,295	—	1,295
Trade and other receivables	244,804	(4,358)	240,446
Derivative financial instruments	1,206	—	1,206
Other assets	56,789	—	56,789
Total	772,186	(4,358)	767,828
Financial liabilities
Trade and other payables	424,186	(16,312)	407,874
Lease Liabilities	4,079	—	4,079
Derivative financial instruments	544	—	544
Total	428,809	(16,312)	412,497

		Gross amounts	Net amounts
2021	Gross amounts	set off	presented
Financial assets	USD	USD	USD
Cash and cash equivalents	336,197	—	336,197
Financial assets at FVPL	1,004	—	1,004
Trade and other receivables	196,939	(5,973)	190,966
Other assets	1,339	—	1,339
Total	535,479	(5,973)	529,506
Financial liabilities
Trade and other payables	283,133	(5,973)	277,160
Lease Liabilities	3,928	—	3,928
Financial liabilities	5,014	—	5,014
Derivative financial instruments	221	—	221
Total	292,296	(5,973)	286,323

The gross amount set off presented above corresponds to trade receivables from fees that are offset from liabilities with Merchants considering that there is an enforceable legal right to offset and the Group expects to cancel such obligations on a net basis. Additionally, it should be noted that the Group does not have arrangements that do not meet the criteria for offsetting but still allow for the related amounts to be set off in the future.